Stockholders' Equity and Incentive Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity and Incentive Compensation
9.	STOCKHOLDERS’ EQUITY AND INCENTIVE COMPENSATION

Prior to the 2014 Reorganization, Holdings had four authorized classes of limited liability company interests (each a “unit”). Series A Preferred Units were voting units with first priority of distribution, entitled to a preferred yield (as defined within our limited liability company agreement) of 9% with regard to certain future asset distributions and conversion features. Series B Preferred Units were non-voting units, entitled to receive distributions only after certain conditions were met. Common units were voting units. Incentive units were non-voting units reserved for issuance to our employees, officers, directors and other service providers.

On January 1, 2014, we consummated the 2014 Reorganization, pursuant to which: (i) affiliates of Welsh, Carson, Anderson & Stowe, L.P., contributed WCAS Holdings and CP IV Blocker, which collectively owned all of the Series A Preferred Units of Holdings, to Software in exchange for shares of common stock of Software and (ii) the owners of outstanding Series B Preferred Units of Holdings contributed their Series B Preferred Units of Holdings to Software in exchange for shares of common stock of Software. Immediately after these contributions, Merger Sub merged with and into Holdings with Holdings surviving the merger. Upon consummation of the merger, the remaining holders of outstanding common and incentive units of Holdings received shares of common stock of Software for their common and incentive units by operation of Delaware law and Holdings’ ownership interest in Software was cancelled. Outstanding common units, Series B Preferred Units and WCAS Holdings and CP IV Blocker were contributed to Software in exchange for, or converted into, 45,708,573 shares of common stock and 8,121,101 shares of restricted stock of Software.

The shares of restricted stock were issued subject to various vesting conditions. A portion of the restricted stock is subject to time-based vesting conditions, while a portion is subject to performance-based vesting conditions. The performance-based vesting conditions are based on our total enterprise value exceeding certain specified thresholds. For additional information concerning the vesting conditions of the restricted stock, see “Executive Compensation—Narrative Discussion Regarding Summary Compensation Table—Equity Incentive Units and Restricted Stock Awards” included elsewhere in this prospectus.

Following these transactions, all outstanding Series C Preferred Units were eliminated in an intercompany transaction between Holdings and WCAS Holdings, and we assumed the 2017 Note. As a result of the 2014 Reorganization, we recorded a one-time reclassification of $29.3 million of historical accumulated deficit to additional paid in capital on January 1, 2014. Following the 2014 Reorganization, Software became a holding company with its principal asset being the Series A Preferred Units of Holdings.

As of September 30, 2014 and December 31, 2013, there was $1.0 million and $1.3 million, respectively, of total unrecognized compensation cost related to unvested restricted stock issued to employees. The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.9 years. On April 21, 2014, 217,378 shares of restricted stock automatically vested and converted into shares of common stock.

9.	STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Prior to the 2014 Reorganization, Holdings had four authorized classes of limited liability company interests (each a “unit”). Series A Preferred Units were voting units with first priority of distribution, entitled to a preferred yield (as defined within our limited liability company agreement) of 9% with regard to certain future asset distributions and conversion features. Series B Preferred Units were non-voting units, entitled to receive distributions only after certain conditions were met. Common units were voting units. Incentive units were non-voting units reserved for issuance to our employees, officers, directors and other service providers. During the year ended December 31, 2013, we redeemed some of our incentive units through total cash payments of $1.1 million, resulting in total incremental compensation cost of $0.8 million, of which $0.2 million has been capitalized on the date of redemptions.

On January 1, 2014, we consummated the 2014 Reorganization, pursuant to which: (i) affiliates of Welsh, Carson, Anderson & Stowe, L.P., contributed WCAS Holdings and CP IV Blocker, which collectively owned all of the Series A Preferred Units of Holdings, to Software in exchange for shares of common stock of Software and (ii) the owners of outstanding Series B Preferred Units of Holdings contributed their Series B Preferred Units of Holdings to Software in exchange for shares of common stock of Software. Immediately after these contributions, Merger Sub merged with and into Holdings with Holdings surviving the merger. Upon consummation of the merger, the remaining holders of outstanding common and incentive units of Holdings received shares of common stock of Software for their common and incentive units by operation of Delaware law and Holdings’ ownership interest in Software was cancelled. Outstanding common units, Series B Preferred Units and WCAS Holdings and CP IV Blocker were contributed to Software in exchange for, or converted into, 45,708,573 shares of common stock and 8,121,101 shares of restricted stock of Software.

The shares of restricted stock were issued subject to various vesting conditions. A portion of the restricted stock is subject to time-based vesting conditions, while a portion is subject to performance-based vesting conditions. The performance-based vesting conditions are based on our total enterprise value exceeding certain specified thresholds. For additional information concerning the vesting conditions of the restricted stock, see “Executive Compensation—Narrative Discussion Regarding Summary Compensation Table—Equity Incentive Units and Restricted Stock Awards” included elsewhere in this prospectus.

Following these transactions, all outstanding Series C Preferred Units were eliminated in an intercompany transaction between Holdings and WCAS Holdings, and we assumed the 2017 Note. As a result of the 2014 Reorganization, we recorded a one-time reclassification of $29.3 million of historical accumulated deficit to additional paid in capital on January 1, 2014. Following the 2014 Reorganization, Software became a holding company with its principal asset being the Series A Preferred Units of Holdings.

The fair value of each share of restricted stock issued is estimated on the date of grant using a Monte Carlo simulation model. This model considers a range of assumptions related to volatility, risk-free interest rate, expected term, and expected dividend yield. Expected volatilities utilized in the model are based on historical volatilities of comparable guideline companies until information regarding the volatility of our own pricing becomes available. An expected dividend yield of 0% is applied given we have not paid and do not expect to pay dividends in the future. The risk-free rate is derived from the implied yield available on 5 year U.S. Treasury securities with a remaining term equivalent to that of the respective shares as of the valuation date. The expected term represents the period that our restricted stock is expected to be outstanding. We determined the expected term assumption based on the vesting terms and contractual terms of the restricted stock. We are required to estimate forfeitures and only record compensation costs for those awards that are expected to vest.

In conjunction with the 2014 Reorganization, unvested incentive units were converted to shares of restricted stock at various conversion ratios that ranged from 1:24 to 1:47. The conversion to restricted stock was determined based on the underlying conditions of the pre-conversion incentive units. The conversion to the grant-date fair values of restricted stock granted was determined by applying the applicable conversion ratio to the respective original grant-date fair value of incentive units granted. The following table presents a summary of the grant-date fair values of restricted stock granted and the related assumptions:

Years Ended December 31,	2013	2012	2011
Grant-date fair value
Restricted Shares	$0.11 - $0.92	$0.18 - $1.88	$1.09
Risk-free interest rates	0.71% - 1.41%	0.72%	1.74%
Estimated volatility	50.0%	60.0%	60.0%
Expected life (in years)	5.0	5.0	5.0

The following table presents stock-based compensation resulting from employee incentive share arrangements and is in the following line items in the accompanying audited consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011:

Years Ended December 31, (in thousands)	2013	2012	2011
Operating expense	$222	$87	$36
Sales and marketing	114	83	57
Research and development	345	100	25
General and administrative	253	233	47

Total stock-based compensation expense	$934	$503	$165

We do not receive any cash proceeds from the conversion of our restricted stock. There was no income tax benefit recognized as a result of our stock-based compensation expense for each of the years ended December 31, 2013, 2012 and 2011.

The capitalized non-cash stock-based compensation expense related to software developed for internal use of $0.2 million and $0.1 million was included in software and capitalized software costs in property, plant and equipment, net in our consolidated balance sheets as of December 31, 2013 and 2012, respectively.

Compensation costs for restricted stock awards with service only conditions are measured based on the fair value of the award on the grant date and recognized over the requisite service period. The performance-based vesting conditions will vest 50% upon us reaching a total enterprise value of $1.4 billion and 50% upon our reaching a total enterprise value of $1.8 billion, provided that the person is employed by us on that date. Compensation expense relating to the issuance of performance-based restricted stock is measured based upon the fair value of the award on the grant date and recognized on a straight-line basis over the vesting period, based upon the probability that the performance target will be met.

A summary of the status of our non-vested restricted stock as of December 31, 2013 and related changes during the year ended December 31, 2013:

Restricted Stock:
Year ended December 31, 2013	Number of shares	Weighted average grant- date fair value (in dollars)
Restricted stock outstanding at January 1, 2013	7,895,692	$0.26
Restricted stock granted	1,062,945	$0.37
Restricted stock vested	(781,411)	$0.48
Restricted stock forfeited	(56,125)	$0.43
Restricted stock outstanding at December 31, 2013	8,121,101	$0.25

The fair market value of the restricted stock awards shown in the preceding table are based on our estimated enterprise value at the date of grant, with consideration given to rights and terms of such shares.

Our restricted stock does not have an exercise price and therefore the intrinsic value of the restricted stock equals the fair value.

During the year ended December 31, 2012, there was one modification that affected two employees. The modification amended the vesting period from the original 50% on the third and 50% on the fourth anniversaries, to immediate vesting of 100% of the shares. This modification resulted in total incremental compensation costs of $0.1 million for the year ended December 31, 2012. There were no modifications to the restricted stock during the years ended December 31, 2013 or 2011.

There was $1.3 million of total unrecognized compensation cost related to unvested restricted stock issued to employees as of December 31, 2013 and December 31, 2012. The unrecognized compensation cost is expected to be recognized over a weighted average period of 3.7 years.